Income Taxes - Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 213,900	$ 117,200
Tax Years 2033-2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,100
Indefinite Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	172,800
Federal | Tax Years 2033-2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,638
Federal | Indefinite Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	36,283
Federal | Capital Loss Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	3,689
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 261